UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-1629
RIVERSOURCE DIMENSIONS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

Item 1. Schedule of Investments
Portfolio of Investments
RiverSource Disciplined Small and Mid Cap Equity Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.5%)
Astronics Corp.	4,400	(b,d)	$91,740
Ceradyne, Inc.	12,801	(b)	304,792
Esterline Technologies Corp.	2,894	(b)	174,913
LMI Aerospace, Inc.	12,900	(b)	210,657

Total			782,102

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.	10,010	(b.d)	523,123

Airlines (1.4%)
Alaska Air Group, Inc.	12,304	(b)	649,652
Allegiant Travel Co.	4,661	(d)	219,486
Hawaiian Holdings, Inc.	36,341	(b,d)	266,016
Skywest, Inc.	14,978	(d)	227,066
United Continental Holdings, Inc.	24,760	(b,d)	719,031

Total			2,081,251

Auto Components (3.0%)
Autoliv, Inc.	13,331	(c,d)	950,500
Cooper Tire & Rubber Co.	16,254	(d)	318,741
Fuel Systems Solutions, Inc.	10,200	(b,d)	417,996
Lear Corp.	20,500	(b)	1,812,200
Tenneco, Inc.	13,857	(b,d)	452,015
TRW Automotive Holdings Corp.	10,859	(b,d)	496,148

Total			4,447,600

Beverages (0.2%)
Boston Beer Co., Inc., Class A	3,600	(b,d)	257,724

Biotechnology (0.6%)
Cephalon, Inc.	3,516	(b,d)	233,603
Cubist Pharmaceuticals, Inc.	10,413	(b,d)	242,415
Incyte Corp., Ltd.	11,841	(b,d)	197,271
Nabi Biopharmaceuticals	22,000	(b)	108,020
PDL BioPharma, Inc.	30,900	(d)	161,607

Total			942,916

Building Products (0.4%)
AAON, Inc.	15,100	(d)	370,705
Quanex Building Products Corp.	11,796	(d)	212,564

Total			583,269

Capital Markets (2.1%)
Ares Capital Corp.	36,786	(d)	615,798
Gladstone Capital Corp.	17,600	(d)	201,872
Investment Technology Group, Inc.	5,931	(b,d)	84,457

Issuer	Shares		Value(a)
LaBranche & Co., Inc.	45,600	(b,d)	148,200
MVC Capital, Inc.	7,749	(d)	103,449
Raymond James Financial, Inc.	15,054	(d)	424,824
TICC Capital Corp.	143,700	(d)	1,485,858

Total			3,064,458

Chemicals (3.5%)
Ashland, Inc.	9,848		508,452
Cabot Corp.	5,038		171,393
Cytec Industries, Inc.	8,176		404,876
Eastman Chemical Co.	3,128		245,767
Hawkins, Inc.	6,800	(d)	244,120
Innophos Holdings, Inc.	11,922	(d)	437,776
Lubrizol Corp.	3,245		332,580
Minerals Technologies, Inc.	21,000		1,232,069
NewMarket Corp.	3,761	(d)	445,754
OM Group, Inc.	10,630	(b)	353,660
PolyOne Corp.	24,288	(b,d)	313,801
Stepan Co.	5,549	(d)	374,225

Total			5,064,473

Commercial Banks (1.9%)
First Financial Bancorp	58,284	(d)	981,503
International Bancshares Corp.	75,598	(d)	1,294,993
Republic Bancorp, Inc., Class A	2,700	(d)	55,188
TowneBank	14,586	(d)	211,497
Zions Bancorporation	9,533		196,952

Total			2,740,133

Commercial Services & Supplies (1.6%)
Consolidated Graphics, Inc.	12,620	(b)	587,461
Deluxe Corp.	3,500	(d)	71,540
Kimball International, Inc., Class B	24,290	(d)	147,683
RR Donnelley & Sons Co.	27,390		505,346
Standard Parking Corp.	5,200	(b,d)	88,868
Steelcase, Inc., Class A	29,467	(d)	247,817
The Brink’s Co.	22,478		530,481
U.S. Ecology, Inc.	13,200	(d)	214,104

Total			2,393,300

Communications Equipment (2.0%)
F5 Networks, Inc.	16,095	(b)	1,894,381
JDS Uniphase Corp.	19,442	(b)	204,335
Plantronics, Inc.	13,793	(d)	494,893
Tellabs, Inc.	47,291		322,525

Total			2,916,134

Computers & Peripherals (1.1%)
Hutchinson Technology, Inc.	27,100	(b,d)	92,411
Lexmark International, Inc., Class A	22,384	(b)	851,264
NCR Corp.	26,010	(b)	356,857
Synaptics, Inc.	12,000	(b,d)	323,160

Total			1,623,692

Construction & Engineering (0.9%)
Comfort Systems USA, Inc.	10,870	(d)	124,462
EMCOR Group, Inc.	8,176	(b)	211,350
KBR, Inc.	30,645		778,382
Layne Christensen Co.	8,275	(b,d)	231,204

Total			1,345,398

Issuer	Shares		Value(a)
Consumer Finance (1.6%)
Cash America International, Inc.	2,828	(d)	99,630
Discover Financial Services	31,881		562,700
Ezcorp, Inc., Class A	13,220	(b)	283,966
Nelnet, Inc., Class A	63,400		1,424,598

Total			2,370,894

Containers & Packaging (0.3%)
Rock-Tenn Co., Class A	7,350	(d)	417,848

Diversified Consumer Services (1.0%)
Corinthian Colleges, Inc.	14,138	(b,d)	73,800
Lincoln Educational Services Corp.	10,100	(b,d)	125,846
Pre-Paid Legal Services, Inc.	15,019	(b,d)	903,844
Sotheby’s	9,217	(d)	404,073

Total			1,507,563

Diversified Financial Services (0.1%)
Life Partners Holdings, Inc.	7,000	(d)	129,920

Diversified Telecommunication Services (0.6%)
Qwest Communications International, Inc.	128,046		845,104

Electric Utilities (2.7%)
DPL, Inc.	57,500		1,500,750
Edison International	33,227		1,226,076
El Paso Electric Co.	49,900	(b)	1,227,540

Total			3,954,366

Electrical Equipment (0.5%)
GrafTech International Ltd.	32,855	(b,d)	541,122
Powell Industries, Inc.	5,200	(b,d)	160,472

Total			701,594

Electronic Equipment, Instruments & Components (3.6%)
Anixter International, Inc.	13,027	(d)	699,420
Arrow Electronics, Inc.	11,100	(b)	328,671
Benchmark Electronics, Inc.	14,414	(b,d)	236,822
Electro Rent Corp.	20,600		306,116
Insight Enterprises, Inc.	18,381	(b,d)	277,921
Jabil Circuit, Inc.	19,847		304,453
Keithley Instruments, Inc.	13,700	(d)	295,646
Littelfuse, Inc.	8,894	(b,d)	377,372
Methode Electronics, Inc.	19,678	(d)	182,809
Power-One, Inc.	114,500	(b,d)	1,191,944
Richardson Electronics Ltd.	29,500		319,190
Vishay Intertechnology, Inc.	60,000	(b,d)	678,000

Total			5,198,364

Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.	11,487	(b,d)	373,442
Helmerich & Payne, Inc.	12,433		531,884
Oceaneering International, Inc.	21,800	(b)	1,348,766
Oil States International, Inc.	7,538	(b)	385,343

Issuer	Shares		Value(a)
Rowan Companies, Inc.	20,868	(b)	686,557
SEACOR Holdings, Inc.	2,858	(b)	270,796
Superior Energy Services, Inc.	4,547	(b)	125,588
Unit Corp.	4,876	(b)	191,285

Total			3,913,661

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.	12,523	(b)	522,585
Nash Finch Co.	5,099	(d)	213,648
Ruddick Corp.	12,569	(d)	438,658
Spartan Stores, Inc.	12,197	(d)	182,345

Total			1,357,236

Food Products (0.6%)
Cal-Maine Foods, Inc.	8,223	(d)	238,220
Chiquita Brands International, Inc.	15,968	(b,d)	211,895
Fresh Del Monte Produce, Inc.	19,703	(b,c)	436,028

Total			886,143

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	6,700	(d)	245,823
Energen Corp.	3,212		143,384
Oneok, Inc.	2,747		136,856
Questar Corp.	6,310		107,081
The Laclede Group, Inc.	5,366		188,400
UGI Corp.	13,200		397,187

Total			1,218,731

Health Care Equipment & Supplies (1.9%)
Hill-Rom Holdings, Inc.	42,653	(d)	1,652,803
Intuitive Surgical, Inc.	1,751	(b)	460,425
Medical Action Industries, Inc.	7,400	(b,d)	73,408
ResMed, Inc.	5,232	(b,d)	166,744
Sirona Dental Systems, Inc.	6,081	(b)	228,950
STERIS Corp.	6,849	(d)	234,373

Total			2,816,703

Health Care Providers & Services (4.4%)
America Service Group, Inc.	2,000	(d)	30,600
AMERIGROUP Corp.	18,284	(b,d)	762,991
Assisted Living Concepts, Inc., Class A	8,600	(b,d)	277,350
Bio-Reference Labs, Inc.	20,000	(b,d)	431,200
CIGNA Corp.	4,563		160,572
Corvel Corp.	6,000	(b)	268,800
Health Net, Inc.	15,514	(b)	417,171
Humana, Inc.	26,566	(b)	1,548,533
Landauer, Inc.	2,900	(d)	177,161
Lincare Holdings, Inc.	13,450	(d)	352,659
Magellan Health Services, Inc.	22,468	(b,d)	1,078,464
The Providence Service Corp.	23,400	(b)	384,462
Triple-S Management Corp., Series B	3,460	(b,c,d)	58,370
Universal American Corp.	33,692	(d)	541,767

Total			6,490,100

Health Care Technology (0.4%)
Computer Programs & Systems, Inc.	7,400		337,958
Medidata Solutions, Inc.	11,400	(b,d)	212,382

Total			550,340

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (1.4%)
Brinker International, Inc.	5,124		94,999
Domino’s Pizza, Inc.	101,300	(b,d)	1,503,292
Wyndham Worldwide Corp.	15,669		450,484

Total			2,048,775

Household Durables (0.5%)
American Greetings Corp., Class A	3,383	(d)	65,529
Garmin Ltd.	16,586	(c,d)	544,684
National Presto Industries, Inc.	1,045	(d)	116,967

Total			727,180

Household Products (0.2%)
Central Garden and Pet Co., Class A	23,200	(b,d)	242,440

Independent Power Producers & Energy Traders (0.8%)
Constellation Energy Group, Inc.	25,016		756,484
NRG Energy, Inc.	22,078	(b)	439,573

Total			1,196,057

Industrial Conglomerates (0.5%)
Raven Industries, Inc.	9,000	(d)	370,080
Seaboard Corp.	222		411,599

Total			781,679

Insurance (5.1%)
Allied World Assurance Co. Holdings Ltd.	7,393	(c,d)	422,954
American Equity Investment Life Holding Co.	43,800	(d)	475,230
American Financial Group, Inc.	15,861		485,029
Arch Capital Group Ltd.	1,793	(b,c)	154,897
Aspen Insurance Holdings Ltd.	8,687	(c)	246,450
CNA Surety Corp.	8,227	(b,d)	158,370
Endurance Specialty Holdings Ltd.	2,708	(c)	112,111
FBL Financial Group, Inc., Class A	16,300	(d)	426,408
First Mercury Financial Corp.	7,800		127,140
Horace Mann Educators Corp.	27,760		518,834
Meadowbrook Insurance Group, Inc.	33,000	(d)	284,790
Montpelier Re Holdings Ltd.	15,112	(c,d)	276,852
National Financial Partners Corp.	22,382	(b)	308,872
ProAssurance Corp.	13,219	(b,d)	759,960
Protective Life Corp.	56,847		1,362,623
Reinsurance Group of America, Inc.	13,200		660,924
RenaissanceRe Holdings Ltd.	6,430	(c)	387,472
Validus Holdings Ltd.	7,180	(c,d)	203,625

Total			7,372,541

Internet & Catalog Retail (—%)
Overstock.com, Inc.	2,400	(b,d)	32,184

Internet Software & Services (1.0%)
Earthlink, Inc.	65,986	(d)	593,214
Internet Capital Group, Inc.	14,700	(b,d)	183,603
NIC, Inc.	19,200		166,656
Travelzoo, Inc.	13,100	(b,d)	449,985

Total			1,393,458

Issuer	Shares		Value(a)
IT Services (4.8%)
Acxiom Corp.	62,753	(b,d)	1,101,315
Cognizant Technology Solutions Corp., Class A	7,055	(b)	459,915
Convergys Corp.	27,350	(b,d)	309,602
CSG Systems International, Inc.	48,059	(b)	934,267
DST Systems, Inc.	39,200		1,696,184
SAIC, Inc.	50,307	(b)	781,771
TeleTech Holdings, Inc.	45,100	(b,d)	684,618
Total System Services, Inc.	60,100		938,161

Total			6,905,833

Leisure Equipment & Products (0.8%)
Jakks Pacific, Inc.	19,935	(b,d)	375,775
Polaris Industries, Inc.	4,548	(d)	323,317
Sturm Ruger & Co., Inc.	34,300		537,138

Total			1,236,230

Machinery (3.5%)
AGCO Corp.	11,567	(b)	491,250
Alamo Group, Inc.	11,900	(d)	285,600
Blount International, Inc.	18,800	(b)	282,000
Briggs & Stratton Corp.	5,100		89,760
Bucyrus International, Inc.	8,488		578,542
LB Foster Co., Class A	5,957	(b,d)	196,700
Mueller Industries, Inc.	3,574		105,076
Navistar International Corp.	4,870	(b)	234,637
Nordson Corp.	11,671		910,570
Oshkosh Corp.	14,100	(b)	416,091
Tennant Co.	11,500		385,825
The Manitowoc Co., Inc.	16,561	(d)	184,490
The Toro Co.	2,000		113,520
Timken Co.	11,030		456,863
WABCO Holdings, Inc.	6,938	(b)	322,062

Total			5,052,986

Media (1.1%)
DISH Network Corp., Class A	31,258		620,784
Gannett Co., Inc.	19,777		234,357
The Interpublic Group of Companies, Inc.	31,285	(b)	323,800
Valassis Communications, Inc.	12,400	(b,d)	409,200

Total			1,588,141

Metals & Mining (0.8%)
Carpenter Technology Corp.	6,638		236,711
Golden Star Resources Ltd.	48,200	(b)	252,086
Kaiser Aluminum Corp.	4,120		185,359
Walter Energy, Inc.	5,448	(d)	479,206

Total			1,153,362

Multiline Retail (0.3%)
Big Lots, Inc.	4,249	(b,d)	133,291
Dillard’s, Inc., Class A	12,797	(d)	326,452

Total			459,743

Multi-Utilities (1.1%)
Alliant Energy Corp.	18,000		657,540
Integrys Energy Group, Inc.	17,914	(d)	952,846

Total			1,610,386

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (4.2%)
Cimarex Energy Co.	6,484		497,647
Cloud Peak Energy, Inc.	18,200	(b)	316,134
Forest Oil Corp.	8,272	(b)	254,199
Green Plains Renewable Energy, Inc.	2,200	(b,d)	24,464
James River Coal Co.	11,800	(b,d)	204,258
Massey Energy Co.	8,931		375,727
Murphy Oil Corp.	24,009	(f)	1,564,426
Patriot Coal Corp.	9,274	(b,d)	125,106
QEP Resources, Inc.	6,310		208,419
SM Energy Co.	9,404	(d)	391,959
Swift Energy Co.	2,829	(b,d)	90,104
Vaalco Energy, Inc.	64,000	(b)	376,320
W&T Offshore, Inc.	7,000		76,160
Whiting Petroleum Corp.	5,986	(b,d)	601,234
World Fuel Services Corp.	35,363	(d)	998,297

Total			6,104,454

Paper & Forest Products (2.7%)
Clearwater Paper Corp.	6,603	(b)	533,192
Domtar Corp.	24,274	(c)	1,926,386
International Paper Co.	20,758		524,762
KapStone Paper and Packaging Corp.	10,878	(b,d)	139,238
Neenah Paper, Inc.	21,000		322,350
Schweitzer-Mauduit International, Inc.	6,946		445,794

Total			3,891,722

Personal Products (0.8%)
Herbalife Ltd.	6,100	(c)	389,546
Inter Parfums, Inc.	12,400	(d)	216,876
Nu Skin Enterprises, Inc., Class A	12,353	(d)	378,002
Nutraceutical International Corp.	4,800	(b,d)	78,000
Revlon, Inc., Class A	9,600	(b,d)	109,632

Total			1,172,056

Pharmaceuticals (3.5%)
Endo Pharmaceuticals Holdings, Inc.	37,289	(b)	1,369,998
Forest Laboratories, Inc.	30,980	(b)	1,023,889
Impax Laboratories, Inc.	14,068	(b,d)	265,041
Medicis Pharmaceutical Corp., Class A	9,418	(d)	280,186
Par Pharmaceutical Companies, Inc.	4,081	(b,d)	132,673
Perrigo Co.	13,604	(d)	896,232
Questcor Pharmaceuticals, Inc.	26,215	(b,d)	321,658
Valeant Pharmaceuticals International, Inc.	20,679	(c)	570,947
Viropharma, Inc.	15,989	(b)	261,580

Total			5,122,204

Professional Services (0.2%)
Administaff, Inc.	12,253		321,151

Real Estate Investment Trusts (REITs) (8.7%)
American Capital Agency Corp.	45,599		1,309,603
Annaly Capital Management, Inc.	67,971		1,203,766
Anworth Mortgage Asset Corp.	31,416		220,226
Apartment Investment & Management Co., Class A	72,401		1,687,668
Ashford Hospitality Trust, Inc.	8,500	(b)	86,275
Capstead Mortgage Corp.	41,049	(d)	467,959

Issuer	Shares		Value(a)
CBL & Associates Properties, Inc.	78,652	(d)	1,233,263
Cogdell Spencer, Inc.	14,400	(d)	94,608
Colonial Properties Trust	11,300	(d)	202,609
Extra Space Storage, Inc.	9,960		161,352
Glimcher Realty Trust	66,900	(d)	502,419
Hatteras Financial Corp.	3,968	(d)	116,183
Hospitality Properties Trust	42,368		966,414
LaSalle Hotel Properties	45,700		1,082,633
Lexington Realty Trust	18,028	(d)	140,258
Medical Properties Trust, Inc.	26,053	(d)	291,533
MFA Financial, Inc.	42,426		335,590
Nationwide Health Properties, Inc.	3,400		138,822
One Liberty Properties, Inc.	5,100	(d)	81,396
Saul Centers, Inc.	12,900	(d)	550,572
SL Green Realty Corp.	3,708	(d)	243,690
Sovran Self Storage, Inc.	3,107	(d)	121,390
Sun Communities, Inc.	24,900	(d)	811,989
The Macerich Co.	6,488	(d)	289,430
UDR, Inc.	6,615	(d)	148,705

Total			12,488,353

Real Estate Management & Development (0.5%)
CB Richard Ellis Group, Inc., Class A	16,611	(b)	304,812
Jones Lang LaSalle, Inc.	6,294		491,309

Total			796,121

Road & Rail (1.2%)
Amerco, Inc.	2,400	(b,d)	197,568
Ryder System, Inc.	36,500		1,596,875

Total			1,794,443

Semiconductors & Semiconductor Equipment (1.5%)
Conexant Systems, Inc.	119,000	(b)	179,690
GT Solar International, Inc.	17,400	(b,d)	143,202
Micrel, Inc.	99,200	(d)	1,181,471
Skyworks Solutions, Inc.	24,891	(b,d)	570,253
Volterra Semiconductor Corp.	8,669	(b,d)	177,108

Total			2,251,724

Software (1.7%)
Blackbaud, Inc.	9,819	(d)	249,304
Deltek, Inc.	16,800	(b)	132,048
Manhattan Associates, Inc.	31,500	(b,d)	969,571
MicroStrategy, Inc., Class A	2,867	(b,d)	259,836
Renaissance Learning, Inc.	12,200		170,434
TIBCO Software, Inc.	35,261	(b,d)	677,716

Total			2,458,909

Specialty Retail (4.7%)
American Eagle Outfitters, Inc.	10,503		168,153
AnnTaylor Stores Corp.	13,601	(b,d)	316,903
Cabela’s, Inc.	6,196	(b)	114,874
DSW, Inc., Class A	17,370	(b,d)	577,900
Foot Locker, Inc.	8,223	(d)	130,992
GameStop Corp., Class A	17,700	(b,d)	347,982
Genesco, Inc.	3,399	(b)	111,351
HOT Topic, Inc.	29,515	(d)	169,121
Jo-Ann Stores, Inc.	16,158	(b,d)	698,834

Issuer	Shares		Value(a)
PetSmart, Inc.	10,279		384,743
RadioShack Corp.	4,729	(d)	95,195
Rent-A-Center, Inc.	30,499		766,745
Stage Stores, Inc.	11,163	(d)	148,803
The Cato Corp., Class A	10,990	(d)	290,686
The Childrens Place Retail Stores, Inc.	8,374	(b,d)	368,958
The Finish Line, Inc., Class A	99,489		1,522,181
The Men’s Wearhouse, Inc.	19,398	(d)	474,087
Williams-Sonoma, Inc.	3,391	(d)	109,767

Total			6,797,275

Textiles, Apparel & Luxury Goods (1.8%)
Cherokee, Inc.	7,900	(d)	145,992
Deckers Outdoor Corp.	14,994	(b,d)	871,151
Fossil, Inc.	9,786	(b)	577,276
Quiksilver, Inc.	29,498	(b,d)	123,007
Skechers U.S.A., Inc., Class A	7,880	(b,d)	153,187
Steven Madden Ltd.	4,072	(b,d)	172,246
The Warnaco Group, Inc.	8,083	(b)	429,288
True Religion Apparel, Inc.	5,302	(b,d)	108,426

Total			2,580,573

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	19,311		239,843

Tobacco (0.2%)
Universal Corp.	8,686	(d)	359,948

Trading Companies & Distributors (2.6%)
Applied Industrial Technologies, Inc.	49,900		1,517,459
H&E Equipment Services, Inc.	20,609	(b,d)	200,319
RSC Holdings, Inc.	41,300	(b,d)	333,704
TAL International Group, Inc.	14,800	(d)	414,696
United Rentals, Inc.	72,900	(b,d)	1,369,791

Total			3,835,969

Wireless Telecommunication Services (0.6%)
Telephone & Data Systems, Inc.	5,481		190,903
USA Mobility, Inc.	43,452		731,297

Total			922,200

Total Common Stocks (Cost: $119,632,066)			$144,062,080

Mutual Fund (0.1%)

	Shares		Value(a)
Capital Markets
Kayne Anderson Energy Development Co.	4,800	(d)	$80,064

Total Mutual Fund (Cost: $70,123)			$80,064

Money Market Fund (1.1%)

	Shares		Value(a)
Money Market Fund
Columbia Short-Term Cash Fund, 0.241%	1,672,734	(e)	$1,672,734

Total Money Market Fund (Cost: $1,672,734)			$1,672,734

Investments of Cash Collateral Received for Securities on Loan (24.2%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.7%)
Antalis US Funding Corp.
11-08-10	0.310%	$999,716	$999,716
Certificates of Deposit (0.7%)
Swedbank AB
11-29-10	0.290	999,734	999,734

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (22.8%)(g)
Cantor Fitzgerald & Co. dated 10-29-10, matures 11-01-10, repurchase price
$20,000,400	0.240%	$20,000,000	$20,000,000
Mizuho Securities USA, Inc. dated 10-29-10, matures 11-01-10, repurchase price
$5,000,104	0.250	5,000,000	5,000,000
Pershing LLC dated 10-29-10, matures 11-01-10, repurchase price
$2,000,053	0.320	2,000,000	2,000,000
RBS Securities, Inc. dated 10-29-10, matures 11-1-10, repurchase price
$1,000,031	0.370	1,000,000	1,000,000
Societe Generale dated 10-29-10, matures 11-01-10, repurchase price
$5,394,114	0.230	5,394,011	5,394,011

Total			33,394,011

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $35,393,461)			$35,393,461

Total Investments in Securities
(Cost: $156,768,384)(h)			$181,208,339

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Oct. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

E-Mini S&P MidCap 400 Index	10	$827,500	Dec. 2010	$4,405	$—
Russell 2000 Mini Index	12	842,640	Dec. 2010	—	(4,829)

Total				$4,405	$(4,829)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 4.58% of net assets.

(d)	At Oct. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(f)	At Oct. 31, 2010, investments in securities included securities valued at $619,020 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Grantor Trust	$1,029
Fannie Mae Interest Strip	320,272
Fannie Mae Pool	2,491,573
Fannie Mae Principal Strip	58,017
Fannie Mae REMICS	2,999,727
Fannie Mae Whole Loan	49,400
Federal National Mortgage Association	120,961
FHLMC Multifamily Structured Pass Through Certificates	786
FHLMC Structured Pass Through Securities	23,141
Freddie Mac Coupon Strips	2,181
Freddie Mac Non Gold Pool	1,204,409
Freddie Mac Reference REMIC	16,778
Freddie Mac REMICS	1,307,982
Freddie Mac Strips	692,541
Ginnie Mae I Pool	2,697,024
Ginnie Mae II Pool	5,066,045
Government National Mortgage Association	1,758,911
United States Treasury Inflation Indexed Bonds	202,554
United States Treasury Strip Coupon	1,046,498
United States Treasury Strip Principal	340,171

Total market value of collateral securities	$20,400,000

Mizuho Securities USA, Inc. (0.250%)

Security description	Value (a)

Fannie Mae Pool	$1,859,017
Freddie Mac Gold Pool	764,978
Freddie Mac Non Gold Pool	304,066
Freddie Mac REMICS	426,522
Ginnie Mae I Pool	1,048,719
Government National Mortgage Association	696,698

Total market value of collateral securities	$5,100,000

Pershing LLC (0.320%)

Security description	Value (a)

Fannie Mae Pool	$304,761
Fannie Mae REMICS	141,340
Fannie Mae Whole Loan	2,351
Federal Farm Credit Bank	71,626
Federal Home Loan Banks	26,117
Federal Home Loan Mortgage Corp	3,543
Federal National Mortgage Association	41,283
Freddie Mac Gold Pool	277,398
Freddie Mac REMICS	170,330
Ginnie Mae I Pool	258,294
Ginnie Mae II Pool	231,771
Government National Mortgage Association	216,183
United States Treasury Inflation Indexed Bonds	3,901
United States Treasury Note/Bond	291,102

Total market value of collateral securities	$2,040,000

RBS Securities, Inc. (0.370%)

Security description	Value (a)

American Express Issuance Trust	$100
Ameriquest Mortgage Securities Inc	53,278
BA Credit Card Trust	12,819
Bear Stearns Asset Backed Securities Trust	9,000
Capital Auto Receivables Asset Trust	241
Capital One Multi-Asset Execution Trust	18,263
Chase Issuance Trust	15,178
Citibank Credit Card Issuance Trust	102,814
Citigroup Commercial Mortgage Trust	5,153
Credit-Based Asset Servicing and Securitization LLC	11,523
Discover Card Master Trust	37,825
First National Master Note Trust	12,057
Ford Credit Auto Owner Trust	5,898
GE Capital Credit Card Master Note Trust	39,209
Goal Capital Funding Trust	2,397
Greenwich Capital Commercial Funding Corp	77,738
GS Mortgage Securities Corp II	59,504
Hyundai Auto Receivables Trust	60,299
Keycorp Student Loan Trust	143
Massachusetts Educational Financing Authority	11,897
MBNA Master Credit Card Trust	36,678
Morgan Stanley Dean Witter Capital I	2,980
Nelnet Student Loan Trust	126,367
Nissan Auto Lease Trust	20,380
Renaissance Home Equity Loan Trust	9
SLM Student Loan Trust	260,811
Terwin Mortgage Trust	32,233
Wachovia Bank Commercial Mortgage Trust	35,225

Total market value of collateral securities	$1,050,019

Societe Generale (0.230%)

Security description	Value (a)

Government National Mortgage Association	$5,501,891

Total market value of collateral securities	$5,501,891

(h)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $156,768,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$26,764,000
Unrealized depreciation	(2,324,000)

Net unrealized appreciation	$24,440,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated July 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$144,062,080	$—	$—	$144,062,080

Total Equity Securities	144,062,080	—	—	144,062,080

Other
Mutual Fund	80,064	—	—	80,064
Affiliated Money Market Fund(c)	1,672,734	—	—	1,672,734
Investments of Cash Collateral Received for Securities on Loan	—	35,393,461	—	35,393,461

Total Other	1,752,798	35,393,461	—	37,146,259

Investments in Securities	145,814,878	35,393,461	—	181,208,339
Derivatives(d)
Assets
Futures Contracts	4,405	—	—	4,405
Liabilities
Futures Contracts	(4,829)	—	—	(4,829)

Total	$145,814,454	$35,393,461	$—	$181,207,915

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource Disciplined Small Cap Value Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities
Common Stocks (99.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
Ceradyne, Inc.	8,211	(b)	$195,504
Esterline Technologies Corp.	2,773	(b)	167,600
Ladish Co., Inc.	4,650	(b)	148,754

Total			511,858

Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings, Inc.	7,958	(b,d)	415,885
Pacer International, Inc.	9,986	(b,d)	55,622

Total			471,507

Airlines (1.4%)
Alaska Air Group, Inc.	9,470	(b)	500,016
U.S. Airways Group, Inc.	4,700	(b)	55,413

Total			555,429

Auto Components (0.7%)
Fuel Systems Solutions, Inc.	3,000	(b,d)	122,940
Tenneco, Inc.	4,562	(b,d)	148,812

Total			271,752

Building Products (0.5%)
AO Smith Corp.	1,265		70,878
Insteel Industries, Inc.	7,523	(d)	64,623
Quanex Building Products Corp.	4,351		78,405

Total			213,906

Capital Markets (3.2%)
American Capital Ltd.	3,200	(b,d)	22,336
Apollo Investment Corp.	13,123		144,222
Capital Southwest Corp.	600	(d)	57,978
Hercules Technology Growth Capital, Inc.	9,943	(d)	101,220
Knight Capital Group, Inc., Class A	9,267	(b)	120,749
LaBranche & Co., Inc.	6,800	(b,d)	22,100
MCG Capital Corp.	22,500	(d)	142,425
MVC Capital, Inc.	7,424	(d)	99,110
Sanders Morris Harris Group, Inc.	9,300		53,940
TICC Capital Corp.	46,700	(d)	482,878

Total			1,246,958

Chemicals (3.8%)
Ferro Corp.	8,406	(b)	115,330
Hawkins, Inc.	2,100		75,390
HB Fuller Co.	2,704		55,811
Innophos Holdings, Inc.	12,445		456,981
Innospec, Inc.	9,414	(b,c)	159,379
Minerals Technologies, Inc.	4,436		260,260
OM Group, Inc.	5,212	(b,d)	173,403
PolyOne Corp.	15,297	(b)	197,637

Total			1,494,191

Issuer	Shares		Value(a)
Commercial Banks (8.3%)
1st Source Corp.	2,900	(d)	51,243
Bancfirst Corp.	723	(d)	29,715
Boston Private Financial Holdings, Inc.	4,100	(d)	23,411
Camden National Corp.	2,198	(d)	75,260
Century Bancorp, Inc., Class A	2,702	(d)	64,186
Enterprise Financial Services Corp.	8,200		80,934
First Bancorp	19,211	(d)	257,235
First Commonwealth Financial Corp.	13,800	(d)	80,316
First Financial Bancorp	9,548	(d)	160,788
First Financial Corp.	2,400	(d)	70,152
First Merchants Corp.	10,200	(d)	84,864
German American Bancorp, Inc.	3,296	(d)	55,702
Great Southern Bancorp, Inc.	5,559	(d)	125,022
Heartland Financial USA, Inc.	3,500		54,075
International Bancshares Corp.	17,098	(d)	292,889
Lakeland Bancorp, Inc.	6,300	(d)	58,401
MainSource Financial Group, Inc.	29,328	(d)	242,543
National Bankshares, Inc.	4,466		116,786
NBT Bancorp, Inc.	2,265	(d)	49,943
Northrim BanCorp, Inc.	10,136		172,819
OmniAmerican Bancorp, Inc.	4,500	(b,d)	52,695
Oriental Financial Group, Inc.	3,900	(c,d)	51,597
Peoples Bancorp, Inc.	6,000	(d)	79,080
Republic Bancorp, Inc., Class A	15,219	(d)	311,076
The First of Long Island Corp.	2,118	(d)	52,696
Trustmark Corp.	8,569	(d)	189,289
Virginia Commerce Bancorp, Inc.	18,200	(b,d)	96,642
West Bancorporation, Inc.	10,387	(b,d)	68,243
Wilshire Bancorp, Inc.	9,066	(d)	60,833
Wintrust Financial Corp.	6,193		185,418

Total			3,293,853

Commercial Services & Supplies (1.1%)
Consolidated Graphics, Inc.	2,314	(b)	107,717
Courier Corp.	6,600		97,680
Deluxe Corp.	7,800	(d)	159,432
Unifirst Corp.	1,672	(d)	76,962

Total			441,791

Communications Equipment (0.8%)
Plantronics, Inc.	8,349		299,562

Computers & Peripherals (0.3%)
Cray	20,300	(b)	121,394

Construction & Engineering (1.8%)
EMCOR Group, Inc.	17,489	(b)	452,090
Great Lakes Dredge & Dock Corp.	11,400		70,566
Layne Christensen Co.	6,374	(b)	178,090

Total			700,746

Consumer Finance (1.0%)
Nelnet, Inc., Class A	13,400		301,098
World Acceptance Corp.	1,809	(b,d)	78,058

Total			379,156

Issuer	Shares		Value(a)
Diversified Consumer Services (0.2%)
Regis Corp.	3,913	(d)	80,021

Diversified Financial Services (0.3%)
Compass Diversified Holdings	3,558	(d)	60,593
PHH Corp.	2,389	(b)	46,036

Total			106,629

Diversified Telecommunication Services (0.6%)
Consolidated Communications Holdings, Inc.	3,946	(d)	73,080
IDT Corp., Class B	11,000	(b,d)	161,480

Total			234,560

Electric Utilities (2.3%)
Central Vermont Public Service Corp.	1,800	(d)	36,396
Cleco Corp.	2,324		72,671
IDACORP, Inc.	12,800		471,040
Unisource Energy Corp.	9,900	(d)	347,193

Total			927,300

Electrical Equipment (0.7%)
AZZ, Inc.	1,300	(d)	48,282
EnerSys	784	(b)	20,666
Woodward Governor Co.	7,069		221,543

Total			290,491

Electronic Equipment, Instruments & Components (4.5%)
Agilysys, Inc.	18,100	(b,d)	108,600
Anixter International, Inc.	5,850	(d)	314,086
Coherent, Inc.	3,875	(b,d)	162,595
CTS Corp.	10,294	(d)	104,484
Daktronics, Inc.	4,500	(d)	49,140
Electro Rent Corp.	7,400		109,964
Gerber Scientific, Inc.	7,200	(b)	48,168
Insight Enterprises, Inc.	6,548	(b,d)	99,006
Littelfuse, Inc.	6,571	(b,d)	278,807
Measurement Specialties, Inc.	11,800	(b,d)	263,612
Methode Electronics, Inc.	7,792	(d)	72,388
Richardson Electronics Ltd.	3,700		40,034
Rogers Corp.	3,391	(b)	120,720

Total			1,771,604

Energy Equipment & Services (1.4%)
Dawson Geophysical Co.	7,179	(b,d)	178,326
Natural Gas Services Group, Inc.	4,605	(b,d)	72,529
PHI, Inc.	10,100	(b)	176,447
T-3 Energy Services, Inc.	2,135	(b)	71,458
Tetra Technologies, Inc.	6,314	(b)	61,625

Total			560,385

Food & Staples Retailing (1.8%)
Nash Finch Co.	3,471	(d)	145,435
Ruddick Corp.	11,031	(d)	384,982
Spartan Stores, Inc.	477		7,131
The Andersons, Inc.	1,514	(d)	59,606
Weis Markets, Inc.	3,249	(d)	126,581

Total			723,735

Issuer	Shares		Value(a)
Gas Utilities (2.8%)
Chesapeake Utilities Corp.	4,900		179,781
Nicor, Inc.	4,040	(d)	192,425
Southwest Gas Corp.	13,400		465,784
The Laclede Group, Inc.	2,397		84,159
WGL Holdings, Inc.	5,000	(d)	192,750

Total			1,114,899

Health Care Equipment & Supplies (0.7%)
Cantel Medical Corp.	9,400	(d)	174,088
Medical Action Industries, Inc.	8,800	(b)	87,296

Total			261,384

Health Care Providers & Services (4.6%)
AMERIGROUP Corp.	1,900	(b)	79,287
Assisted Living Concepts, Inc., Class A	6,700	(b,d)	216,075
Healthspring, Inc.	5,270	(b,d)	153,831
Kindred Healthcare, Inc.	4,349	(b)	59,668
Magellan Health Services, Inc.	12,989	(b)	623,472
Molina Healthcare, Inc.	5,353	(b,d)	138,750
Triple-S Management Corp., Series B	9,722	(b,c,d)	164,010
Universal American Corp.	24,458	(d)	393,285

Total			1,828,378

Hotels, Restaurants & Leisure (1.0%)
Domino’s Pizza, Inc.	7,400	(b,d)	109,816
Red Robin Gourmet Burgers, Inc.	3,848	(b,d)	78,114
Ruby Tuesday, Inc.	18,500	(b,d)	223,850

Total			411,780

Household Durables (0.5%)
American Greetings Corp., Class A	5,190	(d)	100,530
Libbey, Inc.	8,500	(b,d)	112,965

Total			213,495

Household Products (0.2%)
Oil-Dri Corp of America	3,000	(d)	65,970
Spectrum Brands Holdings, Inc.	700	(b)	19,845

Total			85,815

Industrial Conglomerates (1.2%)
Seaboard Corp.	195	(d)	361,539
Standex International Corp.	3,661	(d)	98,591

Total			460,130

Insurance (6.9%)
American Equity Investment Life Holding Co.	4,700	(d)	50,995
CNA Surety Corp.	6,751	(b,d)	129,957
FBL Financial Group, Inc., Class A	5,700	(d)	149,112
First Mercury Financial Corp.	4,500		73,350
Horace Mann Educators Corp.	21,998	(d)	411,143
Meadowbrook Insurance Group, Inc.	38,641	(d)	333,472
Montpelier Re Holdings Ltd.	16,466	(c,d)	301,657
National Financial Partners Corp.	18,883	(b)	260,585
Platinum Underwriters Holdings Ltd.	6,344	(c)	273,109
ProAssurance Corp.	10,973	(b)	630,838
Tower Group, Inc.	5,000	(d)	121,400

Total			2,735,618

Issuer	Shares		Value(a)
IT Services (1.8%)
Acxiom Corp.	3,912	(b,d)	68,656
CSG Systems International, Inc.	4,004	(b)	77,838
Diamond Management & Technology Consultants, Inc.	6,805		84,858
Global Cash Access Holdings, Inc.	30,100	(b)	109,564
TeleTech Holdings, Inc.	23,400	(b)	355,212

Total			696,128

Leisure Equipment & Products (0.9%)
Arctic Cat, Inc.	4,300	(b,d)	57,233
Jakks Pacific, Inc.	15,847	(b,d)	298,716

Total			355,949

Machinery (1.6%)
Altra Holdings, Inc.	7,397	(b,d)	109,476
Briggs & Stratton Corp.	9,900		174,239
LB Foster Co., Class A	3,937	(b,d)	130,000
Mueller Industries, Inc.	3,687		108,398
Robbins & Myers, Inc.	3,168	(d)	91,967

Total			614,080

Marine (0.4%)
American Commercial Lines, Inc.	2,048	(b,d)	67,891
Genco Shipping & Trading Ltd.	397	(b)	6,570
International Shipholding Corp.	3,567	(d)	99,770

Total			174,231

Media (1.0%)
EW Scripps Co., Class A	28,140	(b,d)	245,944
Valassis Communications, Inc.	4,900	(b,d)	161,700

Total			407,644

Metals & Mining (0.6%)
AM Castle & Co.	2,329	(b,d)	35,867
Brush Engineered Materials, Inc.	2,775	(b,d)	91,991
Olympic Steel, Inc.	4,373	(d)	98,043

Total			225,901

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	10,567	(d)	269,564

Multi-Utilities (1.0%)
Avista Corp.	18,900		412,776

Oil, Gas & Consumable Fuels (5.2%)
Clayton Williams Energy, Inc.	1,215	(b)	72,560
Cloud Peak Energy, Inc.	20,894	(b)	362,929
CVR Energy, Inc.	9,600	(b,d)	91,392
Golar LNG Energy Ltd.	449	(b,c)	806
Green Plains Renewable Energy, Inc.	7,000	(b,d)	77,840
International Coal Group, Inc.	6,000	(b,d)	33,720
James River Coal Co.	5,200	(b,d)	90,012
Knightsbridge Tankers Ltd.	6,225	(c)	135,269
Patriot Coal Corp.	11,004	(b,d)	148,444
Penn Virginia Corp.	5,458	(d)	80,888
Petroleum Development Corp.	9,896	(b,d)	308,854
REX American Resources Corp.	3,100	(b,d)	51,429
Swift Energy Co.	1,983	(b)	63,159
VAALCO Energy, Inc.	14,600	(b)	85,848
Western Refining, Inc.	4,000	(b)	26,600
World Fuel Services Corp.	15,700	(d)	443,210

Total			2,072,960

Issuer	Shares		Value(a)
Paper & Forest Products (1.4%)
Clearwater Paper Corp.	3,637	(b,d)	293,688
KapStone Paper and Packaging Corp.	13,844	(b,d)	177,203
PH Glatfelter Co.	5,946	(d)	73,968

Total			544,859

Pharmaceuticals (1.0%)
Medicis Pharmaceutical Corp., Class A	2,991	(d)	88,982
Par Pharmaceutical Companies, Inc.	9,380	(b,d)	304,944

Total			393,926

Real Estate Investment Trusts (REITs) (16.4%)
American Capital Agency Corp.	18,518		531,837
Anworth Mortgage Asset Corp.	24,526		171,927
Ashford Hospitality Trust, Inc.	20,900	(b)	212,135
Associated Estates Realty Corp.	5,084	(d)	70,617
Capstead Mortgage Corp.	8,934	(d)	101,848
CBL & Associates Properties, Inc.	27,200	(d)	426,496
Chesapeake Lodging Trust	3,700		66,526
Colonial Properties Trust	29,800	(d)	534,313
Cypress Sharpridge Investments, Inc.	9,230		120,267
Extra Space Storage, Inc.	10,397		168,431
First Potomac Realty Trust	4,285	(d)	70,617
Glimcher Realty Trust	28,800	(d)	216,288
Hatteras Financial Corp.	11,402	(d)	333,851
Invesco Mortgage Capital, Inc.	2,610	(d)	56,350
LaSalle Hotel Properties	23,600		559,083
Lexington Realty Trust	48,300	(d)	375,774
MFA Financial, Inc.	42,891	(d)	339,268
Omega Healthcare Investors, Inc.	8,798	(d)	202,354
One Liberty Properties, Inc.	14,100	(d)	225,036
Pennsylvania Real Estate Investment Trust	25,500	(d)	363,885
PS Business Parks, Inc.	1,300		77,038
Resource Capital Corp.	50,500	(d)	319,665
Sovran Self Storage, Inc.	1,588	(d)	62,043
Sun Communities, Inc.	14,517	(d)	473,399
Tanger Factory Outlet Centers	2,700	(d)	129,384
U-Store-It Trust	26,300		226,443

Total			6,434,875

Road & Rail (0.7%)
Amerco, Inc.	1,700	(b)	139,944
Celadon Group, Inc.	4,246	(b)	55,071
Werner Enterprises, Inc.	3,500	(d)	74,620

Total			269,635

Semiconductors & Semiconductor Equipment (1.2%)
Alpha & Omega Semiconductor Ltd.	3,800	(b,d)	42,598
Cabot Microelectronics Corp.	2,000	(b,d)	77,260
Integrated Silicon Solution, Inc.	4,900	(b)	36,799
Micrel, Inc.	27,400	(d)	326,334

Total			482,991

Software (1.4%)
Fair Isaac Corp.	16,300	(d)	391,852
TIBCO Software, Inc.	9,376	(b)	180,207

Total			572,059

Issuer	Shares		Value(a)
Specialty Retail (4.0%)
Build-A-Bear Workshop, Inc.	5,976	(b,d)	42,011
Cabela’s, Inc.	1,602	(b)	29,701
DSW, Inc., Class A	4,621	(b,d)	153,741
Genesco, Inc.	1,159	(b,d)	37,969
Jo-Ann Stores, Inc.	5,712	(b,d)	247,044
Rent-A-Center, Inc.	26,473		665,531
Shoe Carnival, Inc.	3,413	(b)	78,158
The Childrens Place Retail Stores, Inc.	400	(b,d)	17,624
The Finish Line, Inc., Class A	8,334		127,510
The Men’s Wearhouse, Inc.	8,049		196,718

Total			1,596,007

Textiles, Apparel & Luxury Goods (1.0%)
Perry Ellis International, Inc.	2,400	(b,d)	53,952
Quiksilver, Inc.	37,517	(b)	156,445
Skechers U.S.A., Inc., Class A	3,104	(b,d)	60,342
The Jones Group, Inc.	7,671		110,923

Total			381,662

Thrifts & Mortgage Finance (0.9%)
BankFinancial Corp.	5,800	(d)	53,070
Federal Agricultural Mortgage Corp., Class C	9,300	(d)	109,461
Flushing Financial Corp.	5,500	(d)	72,325
Northwest Bancshares, Inc.	4,381		49,681
Provident Financial Services, Inc.	2,500	(d)	31,600
Radian Group, Inc.	5,400		40,986

Total			357,123

Tobacco (0.8%)
Universal Corp.	7,684	(d)	318,425

Trading Companies & Distributors (1.9%)
Aircastle Ltd.	15,600		143,676
H&E Equipment Services, Inc.	9,814	(b,d)	95,392
TAL International Group, Inc.	2,000		56,040
Textainer Group Holdings Ltd.	3,696	(c,d)	96,022
United Rentals, Inc.	19,525	(b,d)	366,875

Total			758,005

Wireless Telecommunication Services (0.3%)
USA Mobility, Inc.	7,100		119,493

Total Common Stocks (Cost: $34,147,598)			$39,266,620

Money Market Fund (2.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%	1,081,420	(f)	$1,081,420

Total Money Market Fund (Cost: $1,081,420)			$1,081,420

Investments of Cash Collateral Received for Securities on Loan (24.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
Mizuho Securities USA, Inc. dated 10-29-10, matures 11-01-10, repurchase price
$5,000,104	0.250%	$5,000,000	$5,000,000
Societe Generale dated 10-29-10, matures 11-01-10, repurchase price
$4,863,389	0.230	4,863,296	4,863,296

Total			9,863,296

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $9,863,296)			$9,863,296

Total Investments in Securities
(Cost: $45,092,314)(g)			$50,211,336

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At Oct. 31, 2010, $31,500 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Oct. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Russell 2000 Mini Index	4	$280,880	Dec. 2010	$5,230
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 2.99% of net assets.

(d)	At Oct. 31, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Mizuho Securities USA, Inc. (0.250%)

Security description	Value (a)

Fannie Mae Pool	$1,859,017
Freddie Mac Gold Pool	764,978
Freddie Mac Non Gold Pool	304,066
Freddie Mac REMICS	426,522
Ginnie Mae I Pool	1,048,719
Government National Mortgage Association	696,698

Total market value of collateral securities	$5,100,000

Societe Generale (0.230%)

Security description	Value (a)

Government National Mortgage Association	$4,960,562

Total market value of collateral securities	$4,960,562

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(g)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $45,092,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,005,000
Unrealized depreciation	(886,000)

Net unrealized appreciation	$5,119,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated July 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$39,266,620	$—	$—	$39,266,620

Total Equity Securities	39,266,620	—	—	39,266,620

Other
Affiliated Money Market Fund(c)	1,081,420	—	—	1,081,420
Investments of Cash Collateral Received for Securities on Loan	—	9,863,296	—	9,863,296

Total Other	1,081,420	9,863,296	—	10,944,716

Investments in Securities	40,348,040	9,863,296	—	50,211,336
Derivatives(d)
Assets	—	—	—	—
Futures Contracts	5,230	—	—	5,230

Total	$40,353,270	$9,863,296	$—	$50,216,566

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                RiverSource Dimensions Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date December 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date December 20, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date December 20, 2010